CONSOLIDATED STATEMENT OF STOCKHOLDERS' EQUITY (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income / Loss	Accumulated Deficit During the Exploration Stage	Total
Beginning Balance - Amount at Sep. 30, 2012	$ 167,428,814	$ 18,665,708	$ 3,861,266	$ (136,049,353)	$ 53,906,435
Beginning Balance - Shares at Sep. 30, 2012	128,877,243
Stock-based compensation		7,156			7,156
Foreign currency translation adjustment			(608,247)		(608,247)
Net loss				(4,977,434)	(4,977,434)
Ending Balance, Amount at Dec. 31, 2012	167,428,814	18,672,864	3,253,019	(141,026,787)	48,327,910
Beginning Balance - Shares at Dec. 31, 2012	128,877,243
Private placement, Shares	17,857,142
Private placement, Amount	9,722,897				9,722,897
Stock-based compensation		1,010,380			1,010,380
Share issuance costs	(86,636)				(86,636)
Foreign currency translation adjustment			(583,198)		(583,198)
Net loss				(5,091,844)	(5,091,844)
Ending Balance, Amount at Mar. 31, 2013	177,065,075	19,683,244	2,669,821	(146,118,631)	53,299,509
Ending Balance, Shares at Mar. 31, 2013	146,734,385
Stock-based compensation		42,257			42,257
Foreign currency translation adjustment			(1,740,015)		(1,740,015)
Net loss				(2,275,617)	(2,275,617)
Ending Balance, Amount at Jun. 30, 2013	177,065,075	19,725,501	929,806	(148,394,248)	49,326,134
Ending Balance, Shares at Jun. 30, 2013	146,734,385
Share issuance costs					0
Foreign currency translation adjustment			1,099,467		1,099,467
Net loss				(2,930,602)	(2,930,602)
Ending Balance, Amount at Sep. 30, 2013	$ 177,065,075	$ 19,725,501	$ 2,029,273	$ (151,324,850)	$ 47,494,999
Ending Balance, Shares at Sep. 30, 2013	146,734,385